Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2016	Jul. 31, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Research and development expense			$ 14,829	$ 15,919	$ 43,310	$ 54,049	$ 72,186	$ 83,114
Expense related to related party			483				2,994
License Agreement [Member]
Related Party Transaction [Line Items]
Provision for maximum cash payment		$ 2,000
Research and development expense			25	82	97	145	200	248
License Agreement [Member] | Stock Purchase Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for initial consideration for license	1,161,665
Sub-lease Agreement [Member] | Officers and Board Members [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Expense related to related party			$ 0	$ 795	$ 754	$ 2,381	$ 3,200	$ 1,523